Summary of Significant Accounting Policies - Schedule of basic and diluted loss per common share (Detail) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Numerator: Net Loss minus Net Earnings
Net loss	$ (3,017,488)	$ (4,443,894)
Denominator: Weighted Average
Basic and diluted weighted average shares outstanding	9,209,782	7,850,413
Basic and diluted net income per share	$ (0.33)	$ (0.58)
Common Stock Subject to Possible Redemption [Member]
Numerator: Net Loss minus Net Earnings
Numerator: Earnings allocable to Common stock subject to possible redemption Interest earned on marketable securities held in Trust Account	$ 49,146	$ 46,642
Less: Income taxes and franchise fees	0	0
Net income allocable to shares subject to possible redemption	$ 49,146	$ 46,642
Denominator: Weighted Average
Basic and diluted weighted average shares outstanding	22,040,218	22,435,483
Basic and diluted net income per share	$ 0.00	$ 0.00
Non Redeemable Common Stock [Member]
Numerator: Net Loss minus Net Earnings
Net loss	$ (3,017.488)	$ (4,443,894)
Net loss allocable to Common stock subject to possible redemption	49,146	46,642
Non-Redeemable Net Loss	$ (3,066,634)	$ (4,490,536)
Denominator: Weighted Average
Basic and diluted weighted average shares outstanding	9,209,782	7,850,413
Basic and diluted net income per share	$ (0.33)	$ (0.58)